INCOME TAX CREDIT/(EXPENSE) (Details Narrative) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Remaining tax losses carried forward	$ 28,539,512	$ 25,275,328	$ 24,691,039
Tax effect of tax losses	7,427
Total unused tax losses	28,539,511	25,275,328	24,691,039
Unrecognized tax losses with benefits	28,539,511	25,275,328	24,691,039
Unrecognized temporary differences associated with the Group's investments in subsidiaries
UNITED STATES
IfrsStatementLineItems [Line Items]
Remaining tax losses carried forward	$ 6,568,458	5,950,299	5,665,976
Expiration period limitation on carry forward net operating losses	20 years
Subsidiaries United States [member]
IfrsStatementLineItems [Line Items]
Remaining tax losses carried forward	$ 6,568,458	5,950,299	5,665,976
Subsidiaries Australia [member]
IfrsStatementLineItems [Line Items]
Remaining tax losses carried forward	21,897,732	19,020,914	$ 19,025,063
Subsidiaries Malta [member]
IfrsStatementLineItems [Line Items]
Remaining tax losses carried forward	$ 65,895	$ 304,115